Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,137,180
Previously Paid Amount	0.00
Total Fee Amount	571.34
Total Offset Amount	0.00
Net Fee	571.34
Narrative - Max Aggregate Offering Price	$ 4,137,180
Final Prospectus	true